CONVERTIBLE PREFERRED SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Authorized	0	27,056,939
Issued	0	26,440,239
Outstanding	0	26,440,239
Carrying Value, Net	$ 0	$ 233,496
Series A
Temporary Equity [Line Items]
Authorized		5,000,000
Issued		4,383,300
Outstanding		4,383,300
Issuance Price Per Share		$ 0.30
Carrying Value, Net		$ 1,280
Series B
Temporary Equity [Line Items]
Authorized		4,619,000
Issued		4,619,000
Outstanding		4,619,000
Issuance Price Per Share		$ 1.08
Carrying Value, Net		$ 4,970
Series B-1
Temporary Equity [Line Items]
Authorized		1,563,400
Issued		1,563,400
Outstanding		1,563,400
Issuance Price Per Share		$ 0.70
Carrying Value, Net		$ 1,100
Series B-2
Temporary Equity [Line Items]
Authorized		1,938,100
Issued		1,938,100
Outstanding		1,938,100
Issuance Price Per Share		$ 0.77
Carrying Value, Net		$ 1,496
Series C
Temporary Equity [Line Items]
Authorized		6,641,900
Issued		6,641,900
Outstanding		6,641,900
Issuance Price Per Share		$ 3.76
Carrying Value, Net		$ 24,925
Series D
Temporary Equity [Line Items]
Authorized		3,660,027
Issued		3,660,027
Outstanding		3,660,027
Issuance Price Per Share		$ 13.66
Carrying Value, Net		$ 49,875
Series E
Temporary Equity [Line Items]
Authorized		3,634,512
Issued		3,634,512
Outstanding		3,634,512
Issuance Price Per Share		$ 41.27
Carrying Value, Net		$ 149,850
Convertible Preferred Shares
Temporary Equity [Line Items]
Authorized		27,056,939
Issued		26,440,239
Outstanding	0	26,440,239	26,440,239	22,805,727
Carrying Value, Net	$ 0	$ 233,496	$ 233,496	$ 83,646